Cash and Cash Equivalents and Pledged Bank Deposits	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
CASH AND CASH EQUIVALENTS AND PLEDGED BANK DEPOSITS
17.	CASH AND CASH EQUIVALENTS AND PLEDGED BANK DEPOSITS

	2024	2023
	US$	US$

Cash and bank balances	23,005,589	14,152,465
Time deposits	19,701,267	54,677,296

	42,706,856	68,829,761
Less: Pledged bank deposits	(185,336)	(188,745)

Cash and cash equivalents	42,521,520	68,641,016

Certain cash at banks earn interest at floating rates based on the respective short-term deposit rates. The bank balances and pledged deposits are deposited with creditworthy banks with no recent history of default.

The Group has pledged bank deposits mainly for corporate credit card and trading facilities.

At December 31, 2024, cash and cash equivalents included bank deposits of US$35,260 (2023: US$34,986) which are contractually restricted on use in order to meet the capital requirements in accordance with the rules and conditions for the issue and renewal of a license to operate as a non-life insurance broker in Thailand.